UNAUDITED CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	Sep. 20, 2021	Apr. 17, 2021
Founder Shares
Common stock dividend per share	$ 1.12
Sponsor
Amount paid to cover offering cost		$ 25,000
Sponsor | Founder Shares
Number of shares exchanged		7,187,500
Number of shares owned	8,050,000
Over-allotment option | Sponsor | Founder Shares | Maximum
Maximum shares subject to forfeiture	1,050,000